FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Assets and Liabilities at Fair Value on a Recurring Basis
	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$11,955	$-	$11,955

Total financial assets	$-	$11,955	$-	$11,955
Liabilities:
Warrants (1)	$-	$-	$86	$86

Total financial liabilities	$-	$-	$86	$86
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$18,148	$-	$18,148

Total financial assets	$-	$18,148	$-	$18,148
Liabilities:
Warrants (1)	$-	$-	$240	$240

Total financial liabilities	$-	$-	$240	$240

Summary of the Binomial (Lattice) Valuation Model Assumptions used to Record the Fair Value of the Warrants
	Year ended December 31,
	2024	2023	2022
Balance at the beginning of the period	$240	$720	$1,639
Change in fair value of warrants liability	(154)	(472)	(890)
Reclassification of warrants liability to equity	-	(8)	(29)
Balance at the end of the year	$86	$240	$720

Summary of Change in the Level 3 Warrant Liability
	December 31,
	2024	2023
Fair value determined per warrant	$0.19	$0.53
Expected volatility	120%	95%
Expected annual dividend yield	0%	0%
Expected term (years)	1.3	2.3
Risk-free rate	4.2%	4.2%